U.S. GLOBAL INVESTORS FUNDS
 Three Canal Plaza, Suite 600
Portland, ME 04101

April 29, 2016

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Re:	U.S. Global Investors Funds (the “Trust” or “Registrant”) File Nos. 002-35439/811-01800 Post-Effective Amendment (“PEA”) No. 125

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 125 to the Registrant’s currently effective registration statement on Form N-1A relating to All American Equity Fund, China Region Fund, Emerging Europe Fund, Global Resources Fund, Gold and Precious Metals Fund, Holmes Macro Trends Fund, Near-Term Tax Free Fund, U.S. Government Securities Ultra-Short Bond Fund and World Precious Minerals Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the staff of the Commission regarding the Funds’ prospectus and statement of additional information (“SAI”) filed in the Trust’s Post-Effective Amendment No. 124 on February 29, 2016, (2) include the Funds’ financial statements for the fiscal year ended December 31, 2015 and (3) make other non-material changes to the Funds’ prospectus and SAI.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

Vice President and Secretary to the Registrant

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